Subsequent Events	9 Months Ended
Sep. 30, 2018
Subsequent Events [Abstract]
Subsequent Events

In January 2018 the Company received an additional $75,000 of proceeds under the same terms as the convertible notes issued in December 2017 as discussed above.

In March 2018, the Company received an additional $1,500,000 of proceeds for the issuance of convertible notes. The notes mature one year after issuance and are convertible into approximately 3.3% of the shares outstanding based on an agreed upon conversion valuation of $45,000,000.

In April 2018, 10,651 options were converted into common shares.